Going Concern and Management's Liquidity Plans (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Losses from continuing operations			$ 5,678,418	$ 7,806,761
Net cash used in operating activities	$ (5,136,444)	$ 4,260,572	$ 4,345,933	$ 8,075,299